Pensions and Other Postretirement Benefits (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Change in plan assets:
Company contributions	$ 11,428	$ 16,779	$ 4,436
Defined benefit pensions	(147,551)	(98,722)
Accrued compensation	(27,728)
Postretirement benefits other than pensions	(68,829)	(59,789)
Defined Benefit Pension Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of the year	503,346	450,728
Service cost	8,050	7,504	5,755
Interest cost	26,210	25,491	24,788
Amendments	0	359
Actuarial loss	60,019	30,276
Participant contributions	514	498
Benefits paid	(28,603)	(30,502)
Foreign currency translation adjustments	(5,052)	8,446
Curtailments	398	2,151
Settlements	(4,974)	0
Termination benefit cost	1,838	8,395	0
Other adjustments	0	0
Benefit obligation at end of the year	561,746	503,346	450,728
Change in plan assets:
Fair value of plan assets at beginning of the year	407,600	367,322
Actual return on plan assets	5,246	45,743
Company contributions	11,428	16,779
Participant contributions	514	498
Benefits paid	(28,603)	(30,502)
Foreign currency translation	(4,744)	7,760
Settlements	(4,974)	0
Other adjustments	0	0
Fair value of plan assets at end of the year	386,467	407,600	367,322
Funded status of the plans	(175,279)	(95,746)
Other noncurrent assets	0	2,976
Defined benefit pensions	(147,551)	(98,722)
Accrued compensation	(27,728)	0
Postretirement benefits other than pensions	0	0
Net benefit liability	(175,279)	(95,746)
Other Postretirement Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of the year	59,789	45,592
Service cost	2,348	1,620	1,525
Interest cost	3,075	2,775	2,607
Amendments	0	925
Actuarial loss	4,278	7,769
Participant contributions	1,412	1,077
Benefits paid	(3,595)	(3,674)
Foreign currency translation adjustments	(526)	1,270
Curtailments	(115)	0
Settlements	0	0
Termination benefit cost	2,030	2,413	0
Other adjustments	133	22
Benefit obligation at end of the year	68,829	59,789	45,592
Change in plan assets:
Fair value of plan assets at beginning of the year	0	0
Actual return on plan assets	0	0
Company contributions	2,165	2,576
Participant contributions	1,412	1,077
Benefits paid	(3,595)	(3,674)
Foreign currency translation	0	0
Settlements	0	0
Other adjustments	18	21
Fair value of plan assets at end of the year	0	0	0
Funded status of the plans	(68,829)	(59,789)
Other noncurrent assets	0	0
Defined benefit pensions	0	0
Accrued compensation	0	0
Postretirement benefits other than pensions	(68,829)	(59,789)
Net benefit liability	$ (68,829)	$ (59,789)